Disclosures on equity - Other Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	$ 11,663	$ 13,103	$ 16,318
SQM Iberian S.A.
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	9,464	9,464	9,464
SQM Europe NV
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	1,957	1,957	1,957
Soquimich European Holding B.V.
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	828	828	828
Abu Dhabi Fertilizer Industries WWL
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	0	455	455
Kore Potash PLC
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	0	0	3,414
Soquimich Comercial S.A.
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	(401)	0	0
SQM Vitas Fzco.
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	85	(38)	(244)
Pavoni & C. Spa
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	7	7	0
SQM Iberian S.A. One
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	2,121	2,121	2,121
SQM Industrial S.A.
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	0	707	0
Others
Disclosure of Disclosures on equity [Line Items]
Total Other reserves	$ (721)	$ (721)	$ 0